Other non financial assets	12 Months Ended
Mar. 31, 2026
Other Non Financial Assets
Other non financial assets

24. Other non financial assets

	March 31,
	2025	2026
Restricted asset*	167,907	128,739
Others	976	471
Total	168,883	129,210

*	Restricted asset include INR 128,739 (March 31, 2025: INR 167,907) in respect of mandatory pre-deposit required for service tax and income tax appeal proceedings in India. The service tax & Income Tax amount has been paid under protest and the Group strongly believes that it is not probable the demand will materialize.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)